Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Employee	Dec. 31, 2012	Dec. 31, 2011
Compensation Related Costs Disclosure [Line Items]
Expenses for defined-contribution plans	$ 96	$ 82	$ 54
Number of U.S retirees and spouses participate in defined benefit health care plans	1,353
Net periodic benefit cost	10	10	14
Defined benefit plan, expected future benefit payments in year five	47
Expected years of defined benefit plans	5 years
Expected future benefit amounts to pay, total	$ 479
Robbins and Myers [Member]
Compensation Related Costs Disclosure [Line Items]
Number of defined benefit pension plans acquired	4
Number of U.S. employees participate in defined benefit health care plans	230
Number of retirees and dependents covered in defined benefit health care plans	400
Robbins and Myers [Member] | Pension benefits [Member]
Compensation Related Costs Disclosure [Line Items]
Number of defined benefit pension plans acquired	2
Robbins and Myers [Member] | Contributory Pension Benefits [Member]
Compensation Related Costs Disclosure [Line Items]
Number of defined benefit pension plans acquired	1
United States [Member]
Compensation Related Costs Disclosure [Line Items]
Number of U.S. employees participate in defined benefit health care plans	232